Acquisitions (Details) - Schedule of preliminary analysis for the wolo acquisition - Wolo Acquisition [Member]	Sep. 30, 2021 USD ($)
Purchase consideration at preliminary fair value:
Notes payable	$ 850,000
Cash	6,550,000
Net cash paid to Seller (post closing)	944,055
Amount of consideration	8,344,055
Assets acquired and liabilities assumed at preliminary fair value
Cash	1,171,654
Accounts receivable	1,860,107
Inventory	1,991,629
Customer related intangibles	233,000
Marketing related intangibles	992,000
Technology related intangibles	623,000
Other current assets	218,154
Deferred tax liability	(325,000)
Accounts payable and accrued expenses	(111,442)
Net tangible assets acquired	6,653,102
Total net assets acquired	8,344,055
Consideration paid	6,653,102
Preliminary Goodwill	$ 1,690,953